UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2003

Check here if Amendment [   ]; Amendment Number : _______

         This Amendment (Check only one.):      [   ] is a restatement.
                                                [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Needham Investment Management L.L.C..
         -------------------------------------
Address: 445 Park Avenue
         -------------------------------------
         New York, NY 10022
         -------------------------------------

Form 13F File Number:               028-10095
                                    ----------


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Glen W. Albanese
         -----------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   212-371-8300
         -----------------------

Signature, Place, and Date of Signing:

/s/ Glen W. Albanese                 New York, New York              7/18/03
----------------------------        ---------------------            -------
[Signature]                         [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                      Name

28-
---------------------------------         --------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   --

Form 13F Information Table Entry Total:              151

Form 13F Information Table Value Total:              $260,792,862.53
                                                     -------------------
                                                          (actual)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.



NAME OF ISSUER                 TYPE OF CLASS        CUSIP     FAIR MARKET       SHARES/   SH/    PUT/  INV   OTHER    VOTING
                                                               (actual)         PRINCIPAL PRN    CALLS DISC  MANAGERS AUTHORITY
                                                                                AMOUNT
-------------------------------------------------------------------------------------------------------------------------------


3COM CORP.                     COMMON STOCK         885535104      46,800.00    10,000.00 SHARES       SOLE  N/A      SOLE
ACTEL CORP.                    COMMON STOCK         004934105   1,947,500.00    95,000.00 SHARES       SOLE  N/A      SOLE
ADC TELECOMMUNICATIONS INC     COMMON STOCK         000886101     873,000.00   375,000.00 SHARES       SOLE  N/A      SOLE
ADE CORP.                      COMMON STOCK         00089C107   1,290,432.00   150,400.00 SHARES       SOLE  N/A      SOLE
ADELPHIA COMMUNICATIONS        PREFERRED STOCK      006848501      18,200.00   182,000.00 SHARES       SOLE  N/A      SOLE
AFFILIATED COMPUTER            COMMON STOCK         008190100   2,057,850.00    45,000.00 SHARES       SOLE  N/A      SOLE
AGERE SYSTEMS INC              CLASS A COMMON STOCK 00845V100      58,250.00    25,000.00 SHARES       SOLE  N/A      SOLE
AGERE SYSTEMS INC              CLASS B COMMON STOCK 00845V209   1,219,000.00   530,000.00 SHARES       SOLE  N/A      SOLE
ADVANCED MICRO DEVICES         COMMON STOCK         007903107      10,000.00     1,000.00 SHARES CALLS SOLE  N/A      SOLE
ANALOGIC CORP.                 COMMON STOCK         032657207   4,876,000.00   100,000.00 SHARES       SOLE  N/A      SOLE
ANAREN INC.                    COMMON STOCK         032744104   2,426,455.20   258,960.00 SHARES       SOLE  N/A      SOLE
AOL TIME WARNER                COMMON STOCK         00184A105      45,000.00     1,000.00 SHARES CALLS SOLE  N/A      SOLE
ASPEN TECHNOLOGY, INC.         COMMON STOCK         045327103   1,440,000.00   300,000.00 SHARES       SOLE  N/A      SOLE
AT&T WIRELESS SERVICES INC     COMMON STOCK         00209A106   1,847,250.00   225,000.00 SHARES       SOLE  N/A      SOLE
ATMEL CORP.                    COMMON STOCK         049513104   2,049,300.00   810,000.00 SHARES       SOLE  N/A      SOLE
AU OPTRONICS CORP.             ADR                  002255107   1,038,000.00   150,000.00 SHARES       SOLE  N/A      SOLE
AUTODESK, INC.                 COMMON STOCK         052769106   1,777,600.00   110,000.00 SHARES       SOLE  N/A      SOLE
AXT INC                        COMMON STOCK         00246W103     429,626.34   367,202.00 SHARES       SOLE  N/A      SOLE
BARBEQUES GALORE LIMITED       ADR                  067091108      16,290.00     6,000.00 SHARES       SOLE  N/A      SOLE
BELL MICRO PRODUCTS            COMMON STOCK         078137106     854,000.00   200,000.00 SHARES       SOLE  N/A      SOLE
BRANTLEY CAPITAL CORP          COMMON STOCK         105494108     105,500.00    12,500.00 SHARES       SOLE  N/A      SOLE
BROOKS AUTOMATION INC          COMMON STOCK         114340102   2,539,026.00   223,900.00 SHARES       SOLE  N/A      SOLE
BROOKSTONE, INC.               COMMON STOCK         114537103   2,176,875.00   107,500.00 SHARES       SOLE  N/A      SOLE
BTU INT'L INC                  COMMON STOCK         056032105       2,976.00     1,600.00 SHARES       SOLE  N/A      SOLE
CANTEL MEDICAL CORP            COMMON STOCK         138098108     134,200.00    10,000.00 SHARES       SOLE  N/A      SOLE
CENTRAL FUND OF CANADA         EX TRADED FUND       53501101      603,600.00   840,000.00 SHARES       SOLE  N/A      SOLE
CERADYNE, INC.                 COMMON STOCK         156710105   5,474,797.73   292,301.00 SHARES       SOLE  N/A      SOLE
CHARMING SHOPPES, INC.         COMMON STOCK         161133103   2,236,500.00   450,000.00 SHARES       SOLE  N/A      SOLE
CHESAPEAKE ENERGY              COMMON STOCK         165167107   4,151,100.00   411,000.00 SHARES       SOLE  N/A      SOLE
CHOICEPOINT,INC                COMMON STOCK         170388102     345,200.00    10,000.00 SHARES       SOLE  N/A      SOLE
CLEAR CHANNEL COMMUNICATIONS   COMMON STOCK         184502102     296,730.00     7,000.00 SHARES       SOLE  N/A      SOLE
COGNEX CORP                    COMMON STOCK         192422103   2,324,400.00   104,000.00 SHARES       SOLE  N/A      SOLE
COMCAST CORP                   CL A COMMON STOCK    20030N101   7,545,000.00   250,000.00 SHARES       SOLE  N/A      SOLE
COMCAST CORP                   SP CL A COMMON STOCK 20030N200   2,162,250.00    75,000.00 SHARES       SOLE  N/A      SOLE
COMMUNITY HEALTH SERVICES      COMMON STOCK         203668108     385,800.00    20,000.00 SHARES       SOLE  N/A      SOLE
COMPUTER ASSOCIATES INTL, INC. COMMON STOCK         204912109   5,570,000.00   250,000.00 SHARES       SOLE  N/A      SOLE
CONMED CORP.                   COMMON STOCK         207410101   4,701,950.00   257,500.00 SHARES       SOLE  N/A      SOLE
CV THERAPEUTICS, INC.          COMMON STOCK         126667104   2,521,100.00    85,000.00 SHARES       SOLE  N/A      SOLE
D AND K HEALTHCARE             COMMON STOCK         232861104   3,228,000.00   200,000.00 SHARES       SOLE  N/A      SOLE
DATALINK CORPORATION           COMMON STOCK         237934104   2,304,178.00   493,400.00 SHARES       SOLE  N/A      SOLE
DATALINK CORPORATION (05/22/07)WARRANTS             237934104     160,765.99    72,000.00 SHARES       SOLE  N/A      SOLE
DATARAM CORP                   COMMON STOCK         238108203     122,080.00    40,000.00 SHARES       SOLE  N/A      SOLE
DOCUMENTUM INC.                COMMON STOCK         256159104     147,525.00     7,500.00 SHARES       SOLE  N/A      SOLE
EMC CORP.                      COMMON STOCK         268648102      75,000.00     1,000.00 SHARES CALLS SOLE  N/A      SOLE
EMS TECHNOLOGIES               COMMON STOCK         26873N108   2,612,863.00   196,900.00 SHARES       SOLE  N/A      SOLE
EON LABS INC.                  COMMON STOCK         29412E100     105,450.00     3,000.00 SHARES       SOLE  N/A      SOLE
EL PASO CORP.                  COMMON STOCK         28336L109       8,000.00     1,600.00 SHARES CALLS SOLE  N/A      SOLE
EXACTECH INC.                  COMMON STOCK         30064E109     108,000.00     7,500.00 SHARES       SOLE  N/A      SOLE
EXPRESS SCRIPTS INC            COMMON STOCK         302182100     341,600.00     5,000.00 SHARES       SOLE  N/A      SOLE
FIRST DATA CORP.               COMMON STOCK         319963104     124,320.00     3,000.00 SHARES       SOLE  N/A      SOLE
FIRST HORIZON PHARMACEUTICAL   COMMON STOCK         32051K106     138,250.00    35,000.00 SHARES       SOLE  N/A      SOLE
FORM FACTOR INC.               COMMON STOCK         346375108       8,850.00          500 SHARES       SOLE  N/A      SOLE
FOX ENTERTAINMENT GROUP, INC.  COMMON STOCK         35138T107     287,800.00    10,000.00 SHARES       SOLE  N/A      SOLE
FSI INTERNATIONAL              COMMON STOCK         302633102   2,207,400.00   566,000.00 SHARES       SOLE  N/A      SOLE
G-III APPAREL                  COMMON STOCK         36237H101     558,005.00    74,500.00 SHARES       SOLE  N/A      SOLE
GLOBAL SANTA FE INTERNATIONAL  COMMON STOCK         G3930E101   4,551,300.00   195,000.00 SHARES       SOLE  N/A      SOLE
GOLD FIELDS, INC.              COMMON STOCK         38059T106   2,557,800.00   210,000.00 SHARES       SOLE  N/A      SOLE
H & Q HEALTHCARE INVESTORS     EXCHANGE TRADED FUND 404052102   1,828,470.12   104,127.00 SHARES       SOLE  N/A      SOLE
H & Q LIFE SCIENCES            EXCHANGE TRADED FUND 404053100   1,559,544.66   104,178.00 SHARES       SOLE  N/A      SOLE
HARRIS CORP.                   COMMON STOCK         413875105   6,220,350.00   207,000.00 SHARES       SOLE  N/A      SOLE
HELIX TECHNOLOGY CORP          COMMON STOCK         423319102   2,584,361.43   195,341.00 SHARES       SOLE  N/A      SOLE
HOVNANIAN ENTERPRISES, INC.    COMMON STOCK         442487203     206,325.00     3,500.00 SHARES       SOLE  N/A      SOLE
IAMGOLD CORPORATION            COMMON STOCK         450913108     988,000.00   200,000.00 SHARES       SOLE  N/A      SOLE
IDEC PHARMACEUTICAL CORP.      COMMON STOCK         449370105     272,000.00     8,000.00 SHARES       SOLE  N/A      SOLE
INFORMATION HOLDINGS INC.      COMMON STOCK         456727106      27,375.00     1,500.00 SHARES       SOLE  N/A      SOLE
INTEVAC, INC.                  COMMON STOCK         461148108     100,800.00    15,000.00 SHARES       SOLE  N/A      SOLE
IRON MOUNTAIN, INC.            COMMON STOCK         462846106     278,175.00     7,500.00 SHARES       SOLE  N/A      SOLE
ITRON, INC.                    COMMON STOCK         465741106     215,600.00    10,000.00 SHARES       SOLE  N/A      SOLE
JETBLUE AIRWAYS                COMMON STOCK         477143101     211,450.00     5,000.00 SHARES       SOLE  N/A      SOLE
KOMAG INC                      COMMON STOCK         500453204     591,500.00    50,000.00 SHARES       SOLE  N/A      SOLE
KRONOS INC                     COMMON STOCK         501052104   5,487,480.00   108,000.00 SHARES       SOLE  N/A      SOLE
LABORATORY CORP. OF AMERICA    COMMON STOCK         50540R409     753,750.00    25,000.00 SHARES       SOLE  N/A      SOLE
LCC INTERNATIONAL, INC.        COMMON STOCK         501810105      68,500.00    25,000.00 SHARES       SOLE  N/A      SOLE
LECROY CORP                    COMMON STOCK         52324W109     483,000.00    50,000.00 SHARES       SOLE  N/A      SOLE
LSI LOGIC CORP.                COMMON STOCK         502161102   2,053,200.00   290,000.00 SHARES       SOLE  N/A      SOLE
LUCENT TECHNOLOGIES INC.       PREFERRED STOCK      549463107   6,015,000.00    60,000.00 SHARES       SOLE  N/A      SOLE
MANUFACTURERS SERVICES         COMMON STOCK         565005105   1,576,250.00   325,000.00 SHARES       SOLE  N/A      SOLE
MEDTRONIC INC                  COMMON STOCK         585055106     143,910.00     3,000.00 SHARES       SOLE  N/A      SOLE
MERCURY COMPUTER SYSTEMS INC   COMMON STOCK         589378108   1,153,160.00    63,500.00 SHARES       SOLE  N/A      SOLE
MERIX CORP.                    COMMON STOCK         590049102   1,371,600.00   180,000.00 SHARES       SOLE  N/A      SOLE
MIPS TECHNOLOGIES              CLASS B COMMON STOCK 604567206     703,950.00   285,000.00 SHARES       SOLE  N/A      SOLE
MKS INSTRUMENTS INC            COMMON STOCK         55306N104   3,055,637.00   169,100.00 SHARES       SOLE  N/A      SOLE
MOBILITY ELECTRONICS, INC.     COMMON STOCK         60741U101     141,750.00    35,000.00 SHARES       SOLE  N/A      SOLE
MOBIUS MANAGEMENT SYSTEMS INC  COMMON STOCK         606925105      52,290.00     7,000.00 SHARES       SOLE  N/A      SOLE
MOTOROLA,INC.                  COMMON STOCK         620076109   6,082,350.00   645,000.00 SHARES       SOLE  N/A      SOLE
NATIONAL INSTRUMENTS CORP.     COMMON STOCK         636518102      94,450.00     2,500.00 SHARES       SOLE  N/A      SOLE
NATIONAL SEMICONDUCTOR CORP.   COMMON STOCK         637640103   5,423,000.00   275,000.00 SHARES       SOLE  N/A      SOLE
NETIQ CORP.                    COMMON STOCK         64115P102     309,200.00    20,000.00 SHARES       SOLE  N/A      SOLE
NETSCREEN TECHNOLOGIES         COMMON STOCK         64117V107     112,750.00     5,000.00 SHARES       SOLE  N/A      SOLE
NEWPORT CORPORATION            COMMON STOCK         651824104   3,048,800.00   206,000.00 SHARES       SOLE  N/A      SOLE
NORTHERN TELECOM               BONDS                656568AB8   2,527,500.00 3,000,000.00 PRN          SOLE  N/A      SOLE
NOVA MEASURING                 COMMON STOCK         M7516K103     285,450.00    82,500.00 SHARES       SOLE  N/A      SOLE
OFFSHORE LOGISTICS INC.        COMMON STOCK         676255102   3,045,000.00   140,000.00 SHARES       SOLE  N/A      SOLE
ORBOTECH INC.                  COMMON STOCK         M75253100   2,694,060.00   162,000.00 SHARES       SOLE  N/A      SOLE
PACIFIC SUNWEAR OF CALIFORNIA  COMMON STOCK         694873100     481,800.00    20,000.00 SHARES       SOLE  N/A      SOLE
PARK ELECTROCHEMICAL CORP      COMMON STOCK         700416209   3,890,250.00   195,000.00 SHARES       SOLE  N/A      SOLE
PARLEX CORPORATION             COMMON STOCK         701630105     788,327.50   102,500.00 SHARES       SOLE  N/A      SOLE
PATTERSON-UTI ENERGY           COMMON STOCK         703481101   4,860,000.00   150,000.00 SHARES       SOLE  N/A      SOLE
PEC SOLUTIONS                  COMMON STOCK         705107100     161,000.00    10,000.00 SHARES       SOLE  N/A      SOLE
PEDIATRIC SERVICES OF AMERICA  COMMON STOCK         705323103   1,005,000.00   150,000.00 SHARES       SOLE  N/A      SOLE
PEMSTAR, INC.                  COMMON STOCK         706552106   2,388,300.00   570,000.00 SHARES       SOLE  N/A      SOLE
PERVASIVE SOFTWARE, INC.       COMMON STOCK         715710109      53,500.00    10,000.00 SHARES       SOLE  N/A      SOLE
PETCO ANIMAL SUPPLIES, INC.    COMMON STOCK         716016209     326,100.00    15,000.00 SHARES       SOLE  N/A      SOLE
PFIZER INC                     COMMON STOCK         717081103     512,250.00    15,000.00 SHARES       SOLE  N/A      SOLE
PHOENIX TECHNOLOGIES LTD.      COMMON STOCK         719153108   1,695,000.00   300,000.00 SHARES       SOLE  N/A      SOLE
PHOTRONICS INC.                COMMON STOCK         719405102   3,926,250.00   225,000.00 SHARES       SOLE  N/A      SOLE
PLANAR SYSTEMS, INC.           COMMON STOCK         726900103   2,644,512.00   135,200.00 SHARES       SOLE  N/A      SOLE
PLUMTREE SOFTWARE              COMMON STOCK         72940Q104     123,000.00    30,000.00 SHARES       SOLE  N/A      SOLE
PRECISION CASTPARTS CORP.      COMMON STOCK         740189105     248,800.00     8,000.00 SHARES       SOLE  N/A      SOLE
RAINBOW TECHNOLOGIES INC       COMMON STOCK         750862104   1,471,750.00   175,000.00 SHARES       SOLE  N/A      SOLE
REMEC, INC.                    COMMON STOCK         759543101   2,366,400.00   340,000.00 SHARES       SOLE  N/A      SOLE
ROBOTIC VISION                 COMMON STOCK         771074101     438,614.28 1,185,444.00 SHARES       SOLE  N/A      SOLE
ROBOTIC VISION (05/01/05)      WARRANTS             771074101       8,225.77   296,360.00 SHARES       SOLE  N/A      SOLE
ROCKFORD CORP.                 COMMON STOCK         77316P101      51,779.00     9,100.00 SHARES       SOLE  N/A      SOLE
ROGERS CORP                    COMMON STOCK         775133101     333,000.00    10,000.00 SHARES       SOLE  N/A      SOLE
SCIENTIFIC-ATLANTA, INC.       COMMON STOCK         808655104   7,152,000.00   300,000.00 SHARES       SOLE  N/A      SOLE
SEAGATE TECHNOLOGY HOLDINGS    COMMON STOCK         G7945J104  14,473,000.00   820,000.00 SHARES       SOLE  N/A      SOLE
SHAW COMMUNICATIONS, INC.      COMMON STOCK         82028K200   2,017,500.00   150,000.00 SHARES       SOLE  N/A      SOLE
SITEL CORP.                    COMMON STOCK         82980K107     139,500.00    90,000.00 SHARES       SOLE  N/A      SOLE
SOLECTRON                      COMMON STOCK         834182107   1,309,000.00   350,000.00 SHARES       SOLE  N/A      SOLE
SOUTHWALL TECHNOLOGIES INC     COMMON STOCK         844909101     943,020.00   760,500.00 SHARES       SOLE  N/A      SOLE
SPSS INC.                      COMMON STOCK         78462K102   3,306,150.00   197,500.00 SHARES       SOLE  N/A      SOLE
STANDARD MICROSYSTEMS CORP.    COMMON STOCK         853626109   2,427,200.00   160,000.00 SHARES       SOLE  N/A      SOLE
STATE STREET CORP              COMMON STOCK         857477103     315,200.00     8,000.00 SHARES       SOLE  N/A      SOLE
STURM RUGER                    COMMON STOCK         864159108      80,000.00     8,000.00 SHARES       SOLE  N/A      SOLE
SYBASE, INC.                   COMMON STOCK         871130100   2,921,100.00   210,000.00 SHARES       SOLE  N/A      SOLE
SYNAPTICS                      COMMON STOCK         87157D109     403,800.00    30,000.00 SHARES       SOLE  N/A      SOLE
SYNPLICITY, INC.               COMMON STOCK         87160Y108      26,343.51     5,037.00 SHARES       SOLE  N/A      SOLE
SYPRIS SOLUTIONS               COMMON STOCK         871655106   2,427,550.00   235,000.00 SHARES       SOLE  N/A      SOLE
TAIWAN SEMICONDUCTOR           ADR                  874039100     201,600.00    20,000.00 SHARES       SOLE  N/A      SOLE
TALISMAN ENERGY, INC.          COMMON STOCK         87425E103  13,755,000.00   300,000.00 SHARES       SOLE  N/A      SOLE
TESSCO TECH.                   COMMON STOCK         872386107     103,500.00    15,000.00 SHARES       SOLE  N/A      SOLE
THERMO ELECTRON CORP           COMMON STOCK         883556102   5,580,810.00   265,500.00 SHARES       SOLE  N/A      SOLE
THREE-FIVE SYSTEMS INC         COMMON STOCK         88554L108     862,500.00   125,000.00 SHARES       SOLE  N/A      SOLE
TIFFANY & CO.                  COMMON STOCK         886547108     245,100.00     7,500.00 SHARES       SOLE  N/A      SOLE
TELLABS INC.                   COMMON STOCK         879664100      80,000.00     1,000.00 SHARES CALLS SOLE  N/A      SOLE
TRIKON TECHNOLOGIES INC.       COMMON STOCK         896187408     443,450.00   122,500.00 SHARES       SOLE  N/A      SOLE
UNIVERSAL HEALTH SVCS INC      CLASS B COMMON STOCK 913903100   1,981,000.00    50,000.00 SHARES       SOLE  N/A      SOLE
US ONCOLOGY                    COMMON STOCK         90338W103     997,650.00   135,000.00 SHARES       SOLE  N/A      SOLE
VAIL RESORTS, INC              COMMON STOCK         91879Q109   3,098,100.00   230,000.00 SHARES       SOLE  N/A      SOLE
VARCO INTERNATIONAL, INC.      COMMON STOCK         922122106     294,000.00    15,000.00 SHARES       SOLE  N/A      SOLE
VERISITY LTD                   COMMON STOCK         M97385112   1,645,332.00   137,800.00 SHARES       SOLE  N/A      SOLE
VIASAT, INC.                   COMMON STOCK         92552V100   2,868,000.00   200,000.00 SHARES       SOLE  N/A      SOLE
VIASYS HEALTHCARE INC          COMMON STOCK         92553Q209   2,794,500.00   135,000.00 SHARES       SOLE  N/A      SOLE
VISHAY INTERTECHNOLOGY INC     COMMON STOCK         928298108   1,980,000.00   150,000.00 SHARES       SOLE  N/A      SOLE
VISUAL NETWORKS, INC.          COMMON STOCK         928444108     548,000.00   400,000.00 SHARES       SOLE  N/A      SOLE
VITALWORKS INC                 COMMON STOCK         928483106      88,875.00    22,500.00 SHARES       SOLE  N/A      SOLE
WATERS CORPORATION             COMMON STOCK         941848103   2,039,100.00    70,000.00 SHARES       SOLE  N/A      SOLE
WEST MARINE                    COMMON STOCK         954235107   1,225,700.00    70,000.00 SHARES       SOLE  N/A      SOLE
XICOR CORP.                    COMMON STOCK         984903104   2,100,450.00   335,000.00 SHARES       SOLE  N/A      SOLE
ZOLL MEDICAL CORP              COMMON STOCK         989922109     134,240.00     4,000.00 SHARES       SOLE  N/A      SOLE

                                                              260,792,862.53 26,631,950.00